Stock-Based Compensation (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of stock option activity

Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding, December 31, 2023 (Predecessor)	747,001	$6.17	7.45	$72
Forfeited	(6,592)	4.82	—	—
Options forfeited in connection with the Business Combination	—	—	—
Outstanding, July 30, 2024 (Predecessor)	740,409	$6.18	—	$—
Vested and expected to vest, July 30, 2024 (Predecessor)	—	$—	—	$—
Vested and exercisable, July 30, 2024 (Predecessor)	—	$—	—	$—

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding, July 31, 2024 (Successor)	—	$—	—	$—
Options issued as part of the Business Combination	7,587	8.97	—	68
Outstanding, September 30, 2024 (Successor)	7,587	$8.97	—	$68
Options vested, September 30, 2024 (Successor)	7,587	$8.97	—	$68
Options vested and exercisable, September 30, 2024 (Successor)	7,587	$8.97	—	$68

Schedule of stock based compensation expense

The following table summarizes the total stock-based compensation expense for the stock options expense recorded in the unaudited condensed consolidated statements of operations and comprehensive income/(loss) for the periods from January 1, 2024 to

July 30, 2024 (Predecessor), July 1 to July 30 (Predecessor), and the three and nine months ended September 30, 2023 (Predecessor) (in thousands):

	2024		2023
	July 1 to July 30	January 1 to July 30	Three months ended September 30	Nine months ended September 30
Selling, general, and administration	$335	$527	$66	$241
Research and development	86	115	60	88
Total stock-based compensation expense	$421	$642	$126	$329

Adagio Medical Inc
Schedule of stock option activity

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Life (in	Value
(Unaudited)	Shares	Price	years)	(in thousands)
Outstanding, December 31, 2023	747,001	$6.17	7.45	$72
Forfeited	(4,592)	$4.76	—	—
Outstanding, June 30, 2024	742,409	$6.18	6.95	$4
Vested and expected to vest, June 30, 2024	723,710	$6.20	6.92	$4
Vested and exercisable, June 30, 2024	537,222	$6.45	6.47	$4

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Life (in	Value
	Shares	Price	years)	(in thousands)
Outstanding, December 31, 2021	585,044	$6.41	8.65	$912
Granted	69,050	$7.97
Exercised	(11,217)	$2.26
Forfeited	(23,350)	$4.65
Outstanding, December 31, 2022	619,527	$6.73	7.87	$252
Granted	160,000	$3.88
Exercised	(5,669)	$3.22
Forfeited	(22,357)	$6.94
Expired	(4,500)	$0.93
Outstanding, December 31, 2023	747,001	$6.17	7.45	$72
Vested and expected to vest, December 31, 2023	718,003	$6.19	7.41	$72
Vested and exercisable, December 31, 2023	444,839	$6.47	6.75	$71

Schedule of stock based compensation expense

The following table summarizes the total stock-based compensation expense for the stock options expense recorded in the condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2024 and 2023 (in thousands):

Six months ended June 30, (Unaudited)	2024	2023
Selling, general, and administration	$192	$176
Research and development	29	28
Total stock-based compensation	$221	$204

Years ended December 31,	2023	2022
Selling, general and administrative	$384	$318
Research and development	58	47
Total stock-based compensation	$442	$365